Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	76,845,757	79,245,448	76,712,589	79,899,091
Effect of dilutive share options and other awards outstanding under share based compensation programs	525,639	301,996	604,016	336,809
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	77,371,396	79,547,444	77,316,605	80,235,900

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Net income per Ordinary Share:
Basic	$0.94	$2.57	$2.31	$4.56
Diluted	$0.94	$2.56	$2.29	$4.54